Note 6 - In-license Agreement	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
In-license Agreement [Text Block]

6. In-License Agreement

On July 14, 2021, the Company entered into a License and Commercialization Agreement, or the PFS Agreement, with Aguettant pursuant to which the Company obtained the exclusive right to develop and, subject to FDA approval, commercialize in the United States (i) an ephedrine pre-filled syringe containing 10 ml of a solution of 3 mg/ml ephedrine hydrochloride for injection, and (ii) a phenylephrine pre-filled syringe containing 10 ml of a solution of 50 mcg/ml phenylephrine hydrochloride for injection. Aguettant will supply the Company with the products for use in commercialization, if they are approved in the United States.

The PFS Agreement has an initial term of ten (10) marketing years, with the first marketing year ending on December 31 of the calendar year after the first launch of a product (or December 31 of the same calendar year if the first launch of a product occurs between January 1 and April 30 of a calendar year). The term will automatically renew for successive five marketing year periods unless a party notifies the other party of its intention not to renew at least six (6) months prior to the expiration of the then-current term.

Aguettant is entitled to receive up to $24.0 million in sales-based milestone payments. The Company will purchase each product from Aguettant at an agreed price, or the PFS Purchase Price, subject to adjustment. The Company will also make revenue share payments that, combined with the PFS Purchase Price, will range from 40% to 45% of net sales in the United States.

The Company and Aguettant will agree on minimum sales obligations twelve (12) months prior to the launch of each product.

The Company has the right to grant sublicenses to its affiliates or, with the prior approval of Aguettant, third parties, subject to certain limitations.

As of December 31, 2022, there have been no payments by the Company to Aguettant under the PFS Agreement.

See Note 20, “Subsequent Events” below.